Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 1,170	$ 881	$ 1,419
Income before taxes and equity in undistributed earnings	10,263	11,171	11,439
Income tax benefit	2,606	2,706	3,036
Net Income	7,657	8,465	8,403
Comprehensive Income, Net of Tax	10,721	3,066	7,885
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	4,377	4,216	3,971
Other interest income	10	9	6
Net realized gain (loss) on sales of securities	0	0	73
Total Revenues	4,387	4,225	4,050
Expenses	346	267	296
Income before taxes and equity in undistributed earnings	4,041	3,958	3,754
Income tax benefit	(114)	(88)	(74)
Income before equity in undistributed earnings	4,155	4,046	3,828
Equity in undistributed earnings of subsidiary	3,502	4,419	4,575
Net Income	7,657	8,465	8,403
Comprehensive Income, Net of Tax	$ 10,721	$ 3,066	$ 7,885